Commitments and Contingencies - Summary of Future Payments of Commitments (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of commitments [Line Items]
Transportation and Storage	$ 21,499	$ 23,341
Real Estate	852	1,831
Capital Commitments		24
Other Long-Term Commitments	354	490
Total Payments	22,705	25,686
1 Year [member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,005	1,040
Real Estate	35	104
Capital Commitments		21
Other Long-Term Commitments	104	148
Total Payments	1,144	1,313
2 Years [member]
Disclosure of commitments [Line Items]
Transportation and Storage	959	1,104
Real Estate	36	73
Capital Commitments		2
Other Long-Term Commitments	44	81
Total Payments	1,039	1,260
Later than two years [Member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,026	1,335
Real Estate	38	78
Capital Commitments		1
Other Long-Term Commitments	36	45
Total Payments	1,100	1,459
4 Years [member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,456	1,491
Real Estate	39	74
Other Long-Term Commitments	34	37
Total Payments	1,529	1,602
5 Years [Member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,381	1,562
Real Estate	42	77
Other Long-Term Commitments	28	32
Total Payments	1,451	1,671
Thereafter [member]
Disclosure of commitments [Line Items]
Transportation and Storage	15,672	16,809
Real Estate	662	1,425
Other Long-Term Commitments	108	147
Total Payments	$ 16,442	$ 18,381